Property and equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Property and equipment
Property and equipment

14.Property and equipment

During the six months ended June 30, 2022, the Group acquired property and equipment with a cost of 584 (six months ended June 30, 2021: 924). Property and equipment with a cost of 68 was acquired in the process of acquisition of subsidiaries (six months ended June 30, 2021: 476). No assets were disposed of by the Group during the six months ended June 30, 2022 and 2021.

15.   Property and equipment

		Furniture,
	Computer	fixtures and office
	hardware	equipment	Total
Cost
Balance at January 1, 2020	64	51	115
Additions	47	100	147
Balance at December 31, 2020	111	151	262
Depreciation
Balance at January 1, 2020	24	29	53
Depreciation for the year	18	20	38
Balance at December 31, 2020	42	49	91
Carrying amounts
Balance at December 31, 2020	69	102	171

		Furniture,
	Computer	fixtures and office
	hardware	equipment	Total
Cost
Balance at January 1, 2021	111	151	262
Additions	937	162	1,099
Acquisitions through business combinations	287	259	546
Disposals	(58)	(2)	(60)
Balance at December 31, 2021	1,277	570	1,847
Depreciation
Balance at January 1, 2021	42	49	91
Depreciation for the year	327	105	432
Disposals	(26)	(2)	(28)
Balance at December 31, 2021	343	152	495
Carrying amounts
Balance at December 31, 2021	934	418	1,352